Net loss per share and dividends per share (Tables)	12 Months Ended
Dec. 31, 2020
Net loss per share and dividends per share
Schedule of Basic and diluted loss per share

	For the years ended December 31
Numerator:	2020	2019	2018
Net loss	$(6,046,195)	(22,861,257)	(42,939,001)
Denominator:
Weighted average number of shares outstanding	33,241,936	33,097,831	32,837,866
Net loss per share, basic and diluted	$(0.18)	(0.69)	(1.31)